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FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2011
Check here if Amendment[ ]: Amendment Number
This Amendment (check only one) : [ ] is a restatement
                                  [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     Echo Point Investment Management, LLC
Address:  One Tower Bridge
          100 Front Street, Suite 1230
          West Conshohocken, PA 19428

Form 13F File Number: 028-14149

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Stephen M. Wellman

Title:  Chief Operating Officer, Chief Compliance Officer
Phone:  (610) 234-4212

Signature, Place, and Date of Signing:

/s/ Stephen M. Wellman
West Conshohocken, PA
January 31, 2012

Report Type (Check only one.):

 ( ) 13F HOLDINGS REPORT.
 ( ) 13F NOTICE.
 (X) 13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934
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Form 13F Summary Page

Report Summary:

Number of Other Included Managers:       2
Form 13F Information Table Entry Total:  29 (data records)
Form 13F Information Table Value Total:  $74,245 (x1000)

List of Other Included Managers:

No.       Form 13F File Number          Name

01        028-11931           Old Mutual (US) Holdings Inc.
02        028-12567           Mercer Global Investments, Inc.
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
                                                          VALUE   SHARES/ SH/ PUT/ INVSTMT                 ---VOTING AUTHORITY---
NAME OF ISSUER               -TITLE OF CLASS- --CUSIP-- (X$1000)  PRN AMT PRN CALL DSCRETN -MANAGERS-     SOLE      SHARED    NONE
--------------               ---------------- --------- --------  ------- --- ---- ------- ----------     ----      ------    ----
ABB LTD                      SPONSORED ADR    000375204        2       87  SH      Defined     01            87       0           0
AMERICA MOVIL SAB DE CV      SPON ADR L SHS   02364W105     9224   408120  SH      Defined     01        396672       0       11448
AMERICA MOVIL SAB DE CV      SPON ADR L SHS   02364W105     4449   196880  SH      Other       01 02     196880       0           0
ANHEUSER BUSCH INBEV SA/NV   SPONSORED ADR    03524A108        3       45  SH      Defined     01            45       0           0
BHP BILLITON LTD             SPONSORED ADR    088606108        2       33  SH      Defined     01            33       0           0
BRITISH AMERN TOB PLC        SPONSORED ADR    110448107        2       18  SH      Defined     01            18       0           0
CRH PLC                      ADR              12626K203        2       84  SH      Defined     01            84       0           0
CAMECO CORP                  COM              13321L108        1       65  SH      Defined     01            65       0           0
COCA COLA HELLENIC BTTLG CO  SPONSORED ADR    1912EP104      522    31358  SH      Defined     01         31358       0           0
CGG VERITAS                  SPONSORED ADR    204386106        1       64  SH      Defined     01            64       0           0
ENI S P A                    SPONSORED ADR    26874R108        1       36  SH      Defined     01            36       0           0
GILDAN ACTIVEWEAR INC        COM              375916103        1       44  SH      Defined     01            44       0           0
HSBC HLDGS PLC               SPON ADR NEW     404280406        1       31  SH      Defined     01            31       0           0
ICICI BK LTD                 ADR              45104G104      204     7736  SH      Defined     01            36       0        7700
ISHARES INC                  MSCI TAIWAN      464286731      272    23227  SH      Defined     01            62       0       23165
ISHARES TR                   S&P GBL HLTHCR   464287325        1       26  SH      Defined     01            26       0           0
ITAU UNIBANCO HLDG SA        SPON ADR REP PFD 465562106     9866   531599  SH      Defined     01        516718       0       14881
ITAU UNIBANCO HLDG SA        SPON ADR REP PFD 465562106     4751   255998  SH      Other       01 02     255998       0           0
NIDEC CORP                   SPONSORED ADR    654090109        1       67  SH      Defined     01            67       0           0
NOVO-NORDISK A S             ADR              670100205        2       14  SH      Defined     01            14       0           0
PETROLEO BRASILEIRO SA PETRO SP ADR NON VTG   71654V101     8451   359781  SH      Defined     01        349532       0       10249
PETROLEO BRASILEIRO SA PETRO SP ADR NON VTG   71654V101     4102   174639  SH      Other       01 02     174639       0           0
PRUDENTIAL PLC               ADR              74435K204        2      109  SH      Defined     01           109       0           0
SASOL LTD                    SPONSORED ADR    803866300        1       26  SH      Defined     01            26       0           0
SYNGENTA AG                  SPONSORED ADR    87160A100        2       30  SH      Defined     01            30       0           0
TENARIS S A                  SPONSORED ADR    88031M109        2       43  SH      Defined     01            43       0           0
TEVA PHARMACEUTICAL INDS LTD ADR              881624209    23174   574171  SH      Defined     01        561371       0       12800
TEVA PHARMACEUTICAL INDS LTD ADR              881624209     9202   228006  SH      Other       01 02     228006       0           0
WESTPAC BKG CORP             SPONSORED ADR    961214301        1       14  SH      Defined     01            14       0           0
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